September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 75.4%
iShares Core MSCI Total International Stock ETF	47,364,663	$ 3,911,373,871
iShares FTSE NAREIT All Equity REITs Index Fund	49,920,702	482,233,977
iShares Global Infrastructure ETF(b)	4,688,184	286,541,806
Large Cap Index Master Portfolio	$5,989,908,763	5,989,908,763
Master Small Cap Index Series	$262,981,191	262,981,191
		10,933,039,608
Fixed-Income Funds — 24.6%
iShares 0-5 Year TIPS Bond ETF(b)	474,144	49,007,524
iShares U.S. Intermediate Credit Bond Index Fund	60,181,853	615,660,352
iShares U.S. Intermediate Government Bond Index Fund	103,371,117	1,034,744,885
iShares U.S. Long Credit Bond Index Fund	49,769,030	460,363,527
iShares U.S. Long Government Bond Index Fund	59,924,052	471,003,048
iShares U.S. Securitized Bond Index Fund	96,110,323	926,503,509
		3,557,282,845

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	417,359	$ 417,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	28,685,062	28,685,062
		29,102,630
Total Investments — 100.2% (Cost: $9,352,444,539)		14,519,425,083
Liabilities in Excess of Other Assets — (0.2)%		(25,536,863)
Net Assets — 100.0%		$ 14,493,888,220

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 55,858,474	$ —	$ (55,437,386)(a)	$ (7,898)	$ 4,378	$ 417,568	417,359	$ 44,306 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	28,685,062 (a)	—	—	—	28,685,062	28,685,062	691,972	—
iShares 0-5 Year TIPS Bond ETF	61,932,177	6,674,216	(21,306,873)	498,888	1,209,116	49,007,524	474,144	1,414,392	—
iShares Core MSCI Total International Stock ETF	3,157,265,059	447,908,607	(466,182,981)	14,388,735	757,994,451	3,911,373,871	47,364,663	56,150,974	—
iShares FTSE NAREIT All Equity REITs Index Fund	449,026,602	36,833,264	(16,740,489)	(1,339,169)	14,453,769	482,233,977	49,920,702	7,046,014	212,030
iShares Global Infrastructure ETF	250,377,116	10,457,379	(15,827,465)	166,983	41,367,793	286,541,806	4,688,184	4,515,892	—
iShares TIPS Bond ETF(c)	98,938,387	—	(99,078,816)	519,729	(379,300)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	468,947,615	166,781,343	(36,754,385)	(29,146)	16,714,925	615,660,352	60,181,853	18,376,901	—
iShares U.S. Intermediate Government Bond Index Fund	552,638,511	491,345,432	(26,633,755)	(293,432)	17,688,129	1,034,744,885	103,371,117	19,629,349	—
iShares U.S. Long Credit Bond Index Fund	532,520,267	40,529,988	(127,260,954)	(18,680,300)	33,254,526	460,363,527	49,769,030	19,632,672	—
iShares U.S. Long Government Bond Index Fund	467,069,089	85,297,030	(93,317,024)	(25,534,702)	37,488,655	471,003,048	59,924,052	14,676,063	—
iShares U.S. Securitized Bond Index Fund	789,262,190	138,940,023	(32,874,292)	(2,013,789)	33,189,377	926,503,509	96,110,323	24,007,504	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 5,614,914,003	$ —	$ (340,528,897)(a)(d)	$ 86,831,438	$ 628,692,219	$ 5,989,908,763	$5,989,908,763	$ 54,118,771	$ —
Master Small Cap Index Series	272,694,634	—	(30,612,198)(a)(d)	8,347,105	12,551,650	262,981,191	$262,981,191	2,136,512	—
				$ 62,854,442	$ 1,594,229,688	$ 14,519,425,083		$ 222,441,322	$ 212,030

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 4,680,149,654	$ —	$ —	$ 4,680,149,654
Fixed-Income Funds	3,557,282,845	—	—	3,557,282,845
Money Market Funds	29,102,630	—	—	29,102,630
	$8,266,535,129	$—	$—	8,266,535,129
Investments Valued at NAV(a)				6,252,889,954
				$ 14,519,425,083

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments